3. Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 0	$ 0	$ 0
Net loss	(1,950)	(5,516)
Liabilities	$ 12,205	$ 10,255